Subsequent Events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
	Sep. 30, 2014	Jul. 21, 2014	Apr. 24, 2014	Jan. 31, 2014	Aug. 06, 2014 Senior Notes
Distribution Made to Limited Partner, Distributions Declared, Per Unit		$ 0.365
Total distribution approved and expected to be paid to all classes of partners		$ 13,000
Distributions per unit declared - distribution date		Aug. 12, 2014	May 12, 2014	Feb. 14, 2014
Distributions per unit declared - record date		Aug. 05, 2014	May 05, 2014	Feb. 10, 2014
Quarterly increase in cash distribution paid to unitholders	$ 0.025
Annual increase in cash distribution paid to unitholders	$ 0.1
Principal amount of bond taking precedence over unsecured debt					$ 250,000
Debt Instrument, Maturity Date					Oct. 30, 2019